UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-07458

                         Tweedy, Browne Fund Inc.

(Exact name of registrant as specified in charter)

One Station Place, 5th Floor

                                 Stamford, CT 06902

(Address of principal executive offices) (Zip code)

Patricia A. Rogers

Tweedy, Browne Company LLC

One Station Place, 5th Floor

                                     Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-0600

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

TWEEDY, BROWNE FUND INC.

SEMI-ANNUAL REPORT

Tweedy, Browne Global Value Fund (TBGVX)

Tweedy, Browne Global Value Fund II – Currency Unhedged (TBCUX)

Tweedy, Browne Value Fund (TWEBX)

Tweedy, Browne Worldwide High Dividend Yield Value Fund (TBHDX)

September 30, 2016

TWEEDY, BROWNE FUND INC.

TWEEDY, BROWNE FUND INC.

Tweedy, Browne Global Value Fund

Tweedy, Browne Global Value Fund II – Currency Unhedged

Tweedy, Browne Value Fund

Tweedy, Browne Worldwide High Dividend Yield Value Fund

SEMI-ANNUAL REPORT

September 30, 2016

TWEEDY, BROWNE FUND INC.

Expense Information (Unaudited)

A shareholder of the Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund or Worldwide High Dividend Yield Value Fund (collectively, the “Funds”) incurs two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The Example below is intended to help a shareholder understand the ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of April 1, 2016 to September 30, 2016.

Actual Expenses. The first part of the table presented below, under the heading “Actual Expenses,” provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Hypothetical Example for Comparison Purposes. The second part of the table presented below, under the heading “Hypothetical Expenses,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by the shareholder of the Funds for the period. This information may be used to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight a shareholder’s ongoing costs only and do not reflect redemption fees. Redemptions from the Global Value Fund, the Global Value Fund II – Currency Unhedged and the Worldwide High Dividend Yield Value Fund, including exchange redemptions, made less than 15 days after purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by the Funds. There are no other transactional expenses associated with the purchase and sale of shares charged by any of the Funds, such as commissions, sales loads and/or redemption fees on shares held longer than 14 days. Other mutual funds may have such transactional charges. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds. In addition, if redemption fees were included, a shareholder’s costs (if the shareholder redeemed during the applicable redemption period) would have been higher.

	Actual Expenses			Hypothetical Expenses (5% Return before Expenses)
	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period* 4/1/16 – 9/30/16	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period* 4/1/16 – 9/30/16	Annualized Expense Ratio
Global Value Fund	$1,000.00	$1,062.00	$7.13	$1,000.00	$1,018.15	$6.98	1.38%
Global Value Fund II – Currency Unhedged	$1,000.00	$1,039.60	$7.16	$1,000.00	$1,018.05	$7.08	1.40%
Value Fund	$1,000.00	$1,070.70	$7.16	$1,000.00	$1,018.15	$6.98	1.38%
Worldwide High Dividend Yield Value Fund	$1,000.00	$1,051.20	$7.10	$1,000.00	$1,018.15	$6.98	1.38%

*

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by 365 (to reflect the one-half year period).

Tweedy, Browne Global Value Fund

Portfolio of Investments

September 30, 2016 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—82.3%

	Canada—1.1%
90,300	E-L Financial Corp., Ltd.	$48,095,872
558,700	Logan International, Inc.(a)	646,166
1,500,000	National Bank of Canada	53,094,921

		101,836,959

	Chile—1.2%
15,195,200	Antofagasta PLC	103,430,475

	Czech Republic—0.0%(b)
2,800	Philip Morris CR a.s.	1,443,947

	France—11.2%
760,360	Cie Generale des Etablissements Michelin	84,133,154
7,719,256	CNP Assurances	129,732,844
4,304,900	Safran SA	309,621,505
5,998,250	SCOR SE	186,518,450
712,949	Teleperformance SA	76,058,897
4,782,031	Total SA	226,623,042

		1,012,687,892

	Germany—7.4%
3,792,735	Axel Springer SE	194,274,096
1,936,000	Henkel AG & Company, KGaA	225,399,622
652,000	Krones AG	63,453,205
42,354	KSB AG	17,944,190
228,337	Linde AG	38,824,270
699,000	Muenchener Rueckversicherungs AG	130,398,723

		670,294,106

	Hong Kong—1.0%
26,265,000	Emperor Entertainment Hotel Ltd.	6,772,865
5,678,136	Great Eagle Holdings Ltd.	25,440,497
6,111,500	Hang Lung Group Ltd.	23,245,283
18,836,000	Hengdeli Holdings Ltd. (a)	2,088,585
15,525,711	Hongkong & Shanghai Hotels Ltd./The	15,413,711
434,500	Jardine Strategic Holdings Ltd.	14,208,150
8,737,000	Luen Thai Holdings Ltd.	1,802,384
59,000	Miramar Hotel & Investment	120,039
11,264,000	Oriental Watch Holdings	1,757,288
2,561,000	Tai Cheung Holdings Ltd.	2,053,832

		92,902,634

	Italy—0.5%
144,268	Buzzi Unicem SpA	2,958,836
4,795,392	SOL SpA(c)	41,495,683

		44,454,519

	Japan—1.6%
2,126,260	Ebara Corporation	62,424,046
1,368,700	Honda Motor Company Ltd.	39,027,514
73,800	Lintec Corporation	1,464,121
69,100	Mandom Corporation	3,149,129
1,443,500	NGK Spark Plug Company Ltd.	25,188,017
164,400	Nippon Kanzai Company Ltd.	2,430,324
400,000	Shinko Shoji Company Ltd.	4,250,235

Shares		Value (Note 2)

	Japan (continued)
136,600	T. Hasegawa Company Ltd.	$2,511,719
	Undisclosed Security(e)	255,101

		140,700,206

	Mexico—0.4%
520,112	Coca-Cola Femsa SA de CV, Sponsored ADR(d)	39,008,400

	Netherlands—7.2%
2,136,174	Akzo Nobel NV	144,733,807
3,160,000	Heineken Holding NV	253,484,671
7,534,860	Royal Dutch Shell PLC, Class A	187,727,958
500,000	Telegraaf Media Groep NV, CVA	1,949,789
1,378,910	Unilever NV, CVA	63,650,463

		651,546,688

	Norway—0.6%
24,550	Ekornes ASA	314,850
900,000	Schibsted ASA	26,429,188
900,000	Schibsted ASA, Class B	24,109,455

		50,853,493

	Singapore—3.1%
12,787,454	DBS Group Holdings Ltd.	144,338,935
10,089,656	United Overseas Bank Ltd.	139,343,738

		283,682,673

	South Korea—3.9%
150,900	Daegu Department Store Company Ltd.	1,808,580
210,000	Hyundai Mobis Company Ltd.	52,435,647
1,461,400	Hyundai Motor Company	179,797,249
2,674,400	Kia Motors Corporation	102,352,531
132,553	Samchully Company Ltd.	12,095,679
	Undisclosed Security(e)	100,754

		348,590,440

	Spain—1.0%
7,400,000	Mediaset España Comunicacion SA	87,734,874

	Sweden—0.0%(b)
63,360	Cloetta AB, B Shares	229,999

	Switzerland—13.5%
2,272,160	ABB Ltd.	51,120,084
388,000	Cie Financiere Richemont AG	23,694,656
218,165	Coltene Holding AG(c)	15,753,610
53,000	Daetwyler Holding AG, Bearer	7,654,219
2,781,120	Nestle SA, Registered	219,614,954
80	Neue Zuercher Zeitung(a)	513,720
3,275,000	Novartis AG, Registered	258,108,108
68,640	Phoenix Mecano AG(c)	35,686,569
1,084,000	Roche Holding AG	269,490,406
248,117	Siegfried Holding AG(c)	54,286,792
432,618	Tamedia AG	71,403,837
807,415	Zurich Insurance Group AG	208,225,449

		1,215,552,404

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

September 30, 2016 (Unaudited)

Shares		Value (Note 2)

	Taiwan—0.0%(b)
739,000	Lumax International Corp., Ltd	$1,132,825
365,000	Thinking Electronic Industrial Company Ltd.(a)	746,407

		1,879,232

	Thailand—0.7%
14,267,700	Bangkok Bank Public Company Ltd., NVDR	66,912,013

	United Kingdom—17.6%
12,880,300	BAE Systems PLC	87,673,446
1,325,000	British American Tobacco PLC	84,854,252
5,424,025	Daily Mail & General Trust PLC, Class A	52,456,245
7,854,302	Diageo PLC	225,532,392
44,106,839	G4S PLC	130,518,016
12,062,317	GlaxoSmithKline PLC	257,441,828
2,400,000	Hays PLC	4,046,660
700,000	Headlam Group PLC	4,491,959
22,104,833	HSBC Holdings PLC	166,169,580
1,111,325	Imperial Brands PLC	57,362,109
370,900	Pearson PLC	3,627,961
3,346,355	Provident Financial PLC	131,842,440
486,757	Shire PLC	31,602,342
6,803	Shire PLC, ADR	1,318,830
25,976,349	Standard Chartered PLC(a)	212,009,821
4,891,800	TT Electronics PLC	8,912,148
2,725,044	Unilever PLC	129,363,660

		1,589,223,689

	United States—10.3%
594,254	AGCO Corp	29,308,607
76,000	Alphabet Inc., Class A(a)	61,108,560
76,208	Alphabet Inc., Class C(a)	59,235,716
75,700	American National Insurance Company	9,232,372
412,200	Avnet, Inc.	16,924,932
1,315,780	Bank of New York Mellon Corporation/The	52,473,306
1,055,212	Baxter International, Inc.	50,228,091
436	Berkshire Hathaway Inc., Class A(a)	94,271,920
301	Berkshire Hathaway Inc., Class B(a)	43,486
5,214,000	Cisco Systems, Inc.	165,388,080
587,000	ConocoPhillips	25,516,890
1,258,435	Devon Energy Corporation	55,509,568
1,852,170	Halliburton Company	83,125,390
115,635	International Business Machines Corp	18,368,620
865,835	Johnson & Johnson	102,281,089
33,225	NOW Inc. (a)	712,012
882,900	Philip Morris International, Inc.	85,835,538
293,500	Phillips 66	23,641,425

		933,205,602

	TOTAL COMMON STOCKS (Cost $5,466,257,569)	7,436,170,245

Shares		Value (Note 2)

	PREFERRED STOCKS—0.6%

	Chile—0.4%
10,000,000	Embotelladora Andina SA	$34,982,016

	Croatia—0.1%
166,388	Adris Grupa d.d.	10,885,034

	Germany—0.1%
279,000	Villeroy & Boch AG	4,450,693

	TOTAL PREFERRED STOCKS (Cost $36,208,137)	50,317,743

	REGISTERED INVESTMENT COMPANY—8.4%
759,450,230	Dreyfus Treasury Prime Cash Management – Institutional Shares (Cost $759,450,230)	759,450,230

Face Value

	U.S. TREASURY BILLS—8.0%
$125,000,000	0.387%(f) due 10/27/16(d)	124,965,649
300,000,000	0.421%(f) due 01/19/17	299,762,700
300,000,000	0.453%(f) due 02/16/17	299,614,500

	TOTAL U.S. TREASURY BILLS (Cost $724,073,366)	724,342,849

TOTAL INVESTMENTS (Cost $6,985,989,302)	99.3%	8,970,281,067
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	0.6	51,438,977
OTHER ASSETS AND LIABILITIES (Net)	0.1	15,148,707

NET ASSETS	100.0%	$9,036,868,751

(a)	Non-income producing security.
(b)	Amount represents less than 0.1% of net assets.
(c)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 4.
(d)	This security has been segregated to cover certain open forward contracts. At September 30, 2016, liquid assets totaling $163,974,049 have been segregated to cover such open forward contracts.
(e)	Represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.
(f)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

September 30, 2016 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	10.8%
Insurance	8.9
Banks	8.7
Capital Goods	7.1
Energy	6.7
Beverage	5.7
Automobiles & Components	5.4
Media	5.1
Food	4.6
Materials	3.7
Tobacco	2.5
Household & Personal Products	2.5
Technology Hardware & Equipment	2.4
Commercial Services & Supplies	2.4
Diversified Financials	2.0
Internet Software & Services	1.3
Health Care Equipment & Services	0.7
Real Estate	0.6
Consumer Durables & Apparel	0.3
Consumer Services	0.3
Software & Services	0.2
Electronic Equipment & Instruments	0.2
Utilities	0.1
Retailing	0.1

Total Common Stocks	82.3
Preferred Stocks	0.6
Registered Investment Company	8.4
U.S. Treasury Bills	8.0
Unrealized Appreciation on Forward Contracts (Net)	0.6
Other Assets and Liabilities (Net)	0.1

Net Assets	100.0%

Portfolio Composition

September 30, 2016 (Unaudited)

Schedule of Forward Exchange Contracts

September 30, 2016 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 09/30/16 (Note 2)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a)
26,500,000	Canadian Dollar	NTC	12/8/16	$(19,845,728)	$(20,173,911)	$(328,183)
26,500,000	Canadian Dollar	SSB	12/13/16	(19,625,472)	(20,174,604)	(549,132)
45,000,000	Canadian Dollar	NTC	8/17/17	(34,559,398)	(34,324,973)	234,425
8,000,000	Canadian Dollar	NTC	8/28/17	(6,196,027)	(6,102,763)	93,264
22,000,000	Canadian Dollar	NTC	9/21/17	(16,714,912)	(16,785,873)	(70,961)
12,000,000,000	Chilean Peso	SSB	12/1/16	(16,271,186)	(18,116,855)	(1,845,669)
7,000,000,000	Chilean Peso	SSB	4/17/17	(9,903,792)	(10,449,148)	(545,356)
70,000,000	European Union Euro	SSB	10/12/16	(79,495,150)	(78,711,025)	784,125
65,000,000	European Union Euro	SSB	10/21/16	(74,719,775)	(73,120,318)	1,599,457
150,000,000	European Union Euro	SSB	11/3/16	(167,593,500)	(168,842,864)	(1,249,364)
90,000,000	European Union Euro	SSB	11/8/16	(100,222,200)	(101,328,530)	(1,106,330)
100,000,000	European Union Euro	NTC	11/10/16	(109,625,000)	(112,597,397)	(2,972,397)
75,000,000	European Union Euro	NTC	11/14/16	(81,406,875)	(84,463,264)	(3,056,389)
75,000,000	European Union Euro	SSB	11/18/16	(81,411,375)	(84,478,486)	(3,067,111)
135,000,000	European Union Euro	NTC	12/13/16	(148,157,100)	(152,250,026)	(4,092,926)
70,000,000	European Union Euro	NTC	1/9/17	(77,372,750)	(79,052,990)	(1,680,240)
75,000,000	European Union Euro	JPM	2/17/17	(85,479,000)	(84,848,284)	630,716
100,000,000	European Union Euro	JPM	3/6/17	(111,821,000)	(113,217,658)	(1,396,658)
100,000,000	European Union Euro	NTC	3/8/17	(110,165,000)	(113,227,857)	(3,062,857)
100,000,000	European Union Euro	SSB	3/21/17	(112,640,000)	(113,294,192)	(654,192)

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

September 30, 2016 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 09/30/16 (Note 2)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
55,000,000	European Union Euro	SSB	4/17/17	$(63,547,825)	$(62,389,695)	$1,158,130
115,000,000	European Union Euro	BNY	4/24/17	(131,189,125)	(130,494,099)	695,026
90,000,000	European Union Euro	NTC	4/27/17	(103,212,000)	(102,140,219)	1,071,781
75,000,000	European Union Euro	BNY	5/2/17	(85,972,500)	(85,136,860)	835,640
45,000,000	European Union Euro	JPM	8/17/17	(51,106,500)	(51,340,412)	(233,912)
60,000,000	Great Britain Pound Sterling	NTC	11/3/16	(91,863,900)	(77,995,819)	13,868,081
30,000,000	Great Britain Pound Sterling	JPM	11/10/16	(46,095,000)	(39,002,405)	7,092,595
40,000,000	Great Britain Pound Sterling	BNY	11/16/16	(57,894,200)	(52,008,346)	5,885,854
50,000,000	Great Britain Pound Sterling	SSB	11/16/16	(72,320,150)	(65,010,432)	7,309,718
40,000,000	Great Britain Pound Sterling	BNY	12/23/16	(59,600,400)	(52,055,500)	7,544,900
50,000,000	Great Britain Pound Sterling	JPM	2/16/17	(72,441,000)	(65,147,117)	7,293,883
50,000,000	Great Britain Pound Sterling	NTC	2/16/17	(72,392,000)	(65,147,117)	7,244,883
35,000,000	Great Britain Pound Sterling	NTC	3/6/17	(48,944,000)	(45,619,744)	3,324,256
45,000,000	Great Britain Pound Sterling	JPM	3/8/17	(62,824,050)	(58,656,352)	4,167,698
45,000,000	Great Britain Pound Sterling	SSB	3/27/17	(65,414,250)	(58,679,120)	6,735,130
20,000,000	Great Britain Pound Sterling	SSB	4/17/17	(28,307,700)	(26,091,476)	2,216,224
50,000,000	Great Britain Pound Sterling	NTC	4/24/17	(70,918,000)	(65,238,716)	5,679,284
85,000,000	Great Britain Pound Sterling	BNY	4/27/17	(122,455,250)	(110,913,124)	11,542,126
60,000,000	Great Britain Pound Sterling	BNY	5/22/17	(86,994,000)	(78,334,626)	8,659,374
60,000,000	Great Britain Pound Sterling	NTC	7/5/17	(79,398,000)	(78,410,436)	987,564
65,000,000	Great Britain Pound Sterling	SSB	8/9/17	(87,267,700)	(85,010,082)	2,257,618
65,000,000	Great Britain Pound Sterling	BNY	8/17/17	(85,189,000)	(85,025,054)	163,946
45,000,000	Great Britain Pound Sterling	JPM	9/21/17	(59,836,500)	(58,908,891)	927,609
2,000,000,000	Japanese Yen	SSB	6/7/17	(16,641,704)	(19,984,508)	(3,342,804)
1,200,000,000	Japanese Yen	JPM	8/21/17	(10,733,904)	(12,035,215)	(1,301,311)
3,500,000,000	Japanese Yen	JPM	9/6/17	(31,780,219)	(35,130,531)	(3,350,312)
3,000,000,000	Japanese Yen	BNY	9/19/17	(27,090,482)	(30,131,287)	(3,040,805)
420,000,000	Mexican Peso	NTC	11/18/16	(24,280,965)	(21,579,828)	2,701,137
250,000,000	Mexican Peso	BNY	3/8/17	(13,395,847)	(12,689,607)	706,240
100,000,000	Norwegian Krone	BNY	11/18/16	(11,582,117)	(12,513,731)	(931,614)
310,000,000	Norwegian Krone	JPM	1/9/17	(35,263,338)	(38,800,047)	(3,536,709)
40,000,000	Singapore Dollar	SSB	12/23/16	(27,881,365)	(29,351,732)	(1,470,367)
80,000,000	Singapore Dollar	JPM	4/27/17	(59,180,352)	(58,714,014)	466,338
27,000,000	Singapore Dollar	JPM	5/22/17	(19,555,298)	(19,814,947)	(259,649)
40,000,000	Singapore Dollar	SSB	5/31/17	(28,781,120)	(29,354,926)	(573,806)
60,000,000	Singapore Dollar	JPM	6/8/17	(43,296,291)	(44,031,654)	(735,363)
45,000,000	Singapore Dollar	BNY	7/13/17	(33,190,736)	(33,021,330)	169,406
33,000,000	Singapore Dollar	SSB	8/17/17	(24,571,305)	(24,213,875)	357,430
40,000,000	Singapore Dollar	SSB	9/21/17	(29,289,846)	(29,348,010)	(58,164)
34,000,000,000	South Korean Won	JPM	10/21/16	(30,120,482)	(30,866,457)	(745,975)
40,000,000,000	South Korean Won	JPM	5/2/17	(34,650,035)	(36,319,964)	(1,669,929)
35,000,000,000	South Korean Won	JPM	5/31/17	(29,355,028)	(31,785,914)	(2,430,886)
35,000,000,000	South Korean Won	SSB	6/8/17	(29,209,264)	(31,787,555)	(2,578,291)
25,000,000,000	South Korean Won	SSB	8/23/17	(22,711,787)	(22,716,535)	(4,748)
40,000,000,000	South Korean Won	SSB	8/28/17	(35,571,365)	(36,347,629)	(776,264)
75,000,000	Swiss Franc	BNY	11/3/16	(77,542,623)	(77,522,986)	19,637
100,000,000	Swiss Franc	JPM	11/8/16	(103,298,315)	(103,393,370)	(95,055)
100,000,000	Swiss Franc	BNY	11/10/16	(102,422,287)	(103,405,131)	(982,844)
70,000,000	Swiss Franc	SSB	11/14/16	(71,050,842)	(72,400,062)	(1,349,220)
70,000,000	Swiss Franc	JPM	11/18/16	(71,028,493)	(72,416,540)	(1,388,047)
40,000,000	Swiss Franc	JPM	12/8/16	(40,867,202)	(41,433,395)	(566,193)
50,000,000	Swiss Franc	BNY	12/13/16	(50,958,011)	(51,810,700)	(852,689)
44,000,000	Swiss Franc	BNY	3/6/17	(45,421,699)	(45,835,615)	(413,916)
100,000,000	Swiss Franc	NTC	3/8/17	(102,495,772)	(104,184,634)	(1,688,862)
45,000,000	Swiss Franc	NTC	3/21/17	(46,454,011)	(46,920,509)	(466,498)
45,000,000	Swiss Franc	SSB	4/27/17	(47,329,063)	(47,026,431)	302,632
40,000,000	Swiss Franc	NTC	6/8/17	(41,298,849)	(41,908,319)	(609,470)
60,000,000	Swiss Franc	BNY	8/17/17	(62,794,349)	(63,131,934)	(337,585)
650,000,000	Thailand Baht	JPM	5/16/17	(18,197,088)	(18,725,416)	(528,328)
850,000,000	Thailand Baht	BNY	6/5/17	(23,617,672)	(24,483,960)	(866,288)
500,000,000	Thailand Baht	JPM	6/13/17	(14,048,890)	(14,401,595)	(352,705)
400,000,000	Thailand Baht	BNY	8/28/17	(11,444,921)	(11,515,697)	(70,776)

TOTAL				$(4,716,811,227)	$(4,665,372,250)	$51,438,977

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:
BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

September 30, 2016 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—86.7%

	Canada—0.7%
3,500	E-L Financial Corp., Ltd.	$1,864,181
192,000	Logan International, Inc.(a)	222,058

		2,086,239

	France—13.0%
194,310	CNP Assurances	3,265,650
167,400	Safran SA	12,039,917
414,885	SCOR SE	12,901,047
29,680	Teleperformance SA	3,166,325
218,433	Total SA	10,351,658

		41,724,597

	Germany—8.5%
177,000	Axel Springer SE	9,066,416
50,800	Henkel AG & Company, KGaA	5,914,412
26,726	Krones AG	2,600,997
29,038	Muenchener Rueckversicherungs AG	5,417,050
36,984	Siemens AG	4,330,815

		27,329,690

	Hong Kong—1.5%
4,870,000	Emperor Entertainment Hotel Ltd.	1,255,810
316,349	Great Eagle Holdings Ltd.	1,417,380
20,587	Jardine Strategic Holdings Ltd.	673,195
625,000	Luen Thai Holdings Ltd.	128,933
109,796	Miramar Hotel & Investment	223,387
4,448,000	Oriental Watch Holdings	693,929
655,000	Tai Cheung Holdings Ltd.	525,287

		4,917,921

	Italy—0.9%
113,408	Buzzi Unicem SpA	2,325,919
66,455	SOL SpA	575,051

		2,900,970

	Japan—1.9%
110,200	Ebara Corporation	3,235,319
61,700	Lintec Corporation	1,224,069
83,600	NGK Spark Plug Company Ltd.	1,458,759

		5,918,147

	Netherlands—6.5%
54,850	Akzo Nobel NV	3,716,293
29,000	Heineken Holding NV	2,326,283
29,400	Heineken NV	2,587,335
181,407	Royal Dutch Shell PLC, Class A	4,519,681
161,712	Unilever NV, CVA	7,464,623

		20,614,215

	Singapore—4.6%
657,814	DBS Group Holdings Ltd.	7,425,098
950,893	Metro Holdings Ltd.	641,624
488,671	United Overseas Bank Ltd.	6,748,814

		14,815,536

Shares		Value (Note 2)

	South Korea—5.3%
10,245	Hyundai Mobis Company Ltd.	$2,558,111
56,125	Hyundai Motor Company	6,905,105
164,700	Kia Motors Corporation	6,303,269
13,800	Samchully Company Ltd.	1,259,273

		17,025,758

	Spain—0.7%
200,000	Mediaset España Comunicacion SA	2,371,213

	Switzerland—16.4%
157,355	ABB Ltd.	3,540,244
17,047	Coltene Holding AG	1,230,957
142,100	Nestle SA, Registered	11,221,121
161,339	Novartis AG, Registered	12,715,391
5,015	Phoenix Mecano AG	2,607,345
56,300	Roche Holding AG	13,996,596
665	Tamedia AG	109,759
26,799	Zurich Insurance Group AG	6,911,234

		52,332,647

	Thailand—1.8%
1,220,100	Bangkok Bank Public Company Ltd., NVDR	5,721,970

	United Kingdom—14.0%
547,600	BAE Systems PLC	3,727,396
238,503	Daily Mail & General Trust PLC, Class A	2,306,584
344,873	Diageo PLC	9,902,857
2,536,382	G4S PLC	7,505,492
5,113	GlaxoSmithKline PLC	109,125
821,432	HSBC Holdings PLC	6,174,988
116,639	Imperial Brands PLC	6,020,434
167,000	Pearson PLC	1,633,512
5,082	Shire PLC	329,945
831,653	Standard Chartered PLC(a)	6,787,659
144,469	TT Electronics PLC	263,201

		44,761,193

	United States—10.9%
53,840	AGCO Corp	2,655,392
89,387	Avnet, Inc.	3,670,230
212,500	Cisco Systems, Inc.	6,740,500
29,399	ConocoPhillips	1,277,975
70,900	Halliburton Company	3,181,992
106,257	Johnson & Johnson	12,552,139
36,100	MasterCard, Inc., Class A	3,673,897
14,700	Phillips 66	1,184,085

		34,936,210

	TOTAL COMMON STOCKS (Cost $244,100,778)	277,456,306

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

September 30, 2016 (Unaudited)

Shares		Value (Note 2)

	PREFERRED STOCKS—1.1%

	Chile—1.0%
940,000	Embotelladora Andina SA	$3,288,309

	Germany—0.1%
648	KSB AG	269,442

	TOTAL PREFERRED STOCKS (Cost $3,051,153)	3,557,751

Shares		Value (Note 2)

	REGISTERED INVESTMENT COMPANY—12.3%
39,195,231	Dreyfus Government Prime Cash Management – Institutional Shares (Cost $39,195,231)	$39,195,231

TOTAL INVESTMENTS (Cost $286,347,162)	100.1%	320,209,288
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(316,724)

NET ASSETS	100.0%	$319,892,564

(a)	Non-income producing security.

Abbreviations:
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

Sector Diversification

September 30, 2016 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	12.4%
Banks	10.3
Capital Goods	10.3
Insurance	9.5
Energy	6.5
Food	5.8
Automobiles & Components	5.4
Media	4.8
Beverage	4.6
Commercial Services & Supplies	3.3
Technology Hardware & Equipment	3.0
Materials	2.5
Tobacco	1.9
Household & Personal Products	1.9
Software & Services	1.1
Electronic Equipment & Instruments	1.1
Real Estate	0.6
Consumer Services	0.5
Retailing	0.4
Utilities	0.4
Health Care Equipment & Services	0.4
Consumer Durables & Apparel	0.0 (a)

Total Common Stocks	86.7
Preferred Stocks	1.1
Registered Investment Company	12.3
Other Assets and Liabilities (Net)	(0.1)

Net Assets	100.0%

(a) Amount represents less than 0.1% of net assets

Portfolio Composition

September 30, 2016 (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

September 30, 2016 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—87.8%

	Chile—1.1%
846,500	Antofagasta PLC	$5,761,944

	France—4.9%
360,300	CNP Assurances	6,055,343
411,111	Total SA	19,482,773

		25,538,116

	Germany—4.6%
164,718	Axel Springer SE	8,437,299
84,400	Henkel AG & Company, KGaA	9,826,306
29,300	Muenchener Rueckversicherungs AG	5,465,926

		23,729,531

	Japan—0.5%
87,000	Honda Motor Company Ltd.	2,480,744

	Netherlands—9.3%
297,000	Heineken Holding NV	23,824,350
650,619	Royal Dutch Shell PLC, Class A	16,209,907
183,946	Unilever NV, ADR	8,479,911

		48,514,168

	Singapore—1.5%
550,917	United Overseas Bank Ltd.	7,608,472

	South Korea—2.8%
86,700	Hyundai Motor Company	10,666,773
102,120	Kia Motors Corporation	3,908,256

		14,575,029

	Switzerland—13.2%
238,000	Nestle SA, Registered, Sponsored ADR	18,806,760
254,363	Novartis AG, Registered	20,046,764
79,800	Roche Holding AG	19,838,869
38,415	Zurich Insurance Group AG	9,906,901

		68,599,294

	United Kingdom—8.6%
143,583	Diageo PLC, Sponsored ADR	16,661,371
1,214,061	HSBC Holdings PLC	9,126,515
78,645	Shire PLC	5,105,969
1,099	Shire PLC, ADR	213,052
500,000	Standard Chartered PLC(a)	4,080,824
205,000	Unilever PLC, Sponsored ADR	9,717,000

		44,904,731

	United States—41.3%
94,535	3M Company	16,659,904
6,150	Alphabet Inc., Class A(a)	4,944,969
6,166	Alphabet Inc., Class C(a)	4,792,770
393,000	Bank of New York Mellon Corporation/The	15,672,840

Shares		Value (Note 2)

	United States (continued)
170,490	Baxter International, Inc.	$8,115,324
80	Berkshire Hathaway Inc., Class A(a)	17,297,600
30,626	Berkshire Hathaway Inc., Class B(a)	4,424,538
527,475	Cisco Systems, Inc.	16,731,507
230,068	Comcast Corporation, Class A	15,262,711
161,695	ConocoPhillips	7,028,882
286,520	Devon Energy Corporation	12,638,397
129,850	Emerson Electric Company	7,078,124
230,014	Halliburton Company	10,323,028
137,800	Johnson & Johnson	16,278,314
101,925	MasterCard, Inc., Class A	10,372,907
488,706	MRC Global, Inc.(a)	8,029,440
36,818	National Western Life Insurance Company, Class A	7,561,313
51,335	Philip Morris International, Inc.	4,990,789
55,857	UniFirst Corporation	7,365,304
437,085	Wells Fargo & Company	19,354,124

		214,922,785

	TOTAL COMMON STOCKS (Cost $267,680,299)	456,634,814

	REGISTERED INVESTMENT COMPANY—9.4%
48,872,378	Dreyfus Government Prime Cash Management – Institutional Shares (Cost $48,872,378)	48,872,378

Face Value

	U.S. TREASURY BILL—2.7%
$14,000,000	0.423%(b) due 12/08/16(c) (Cost $13,989,026)	13,995,324

TOTAL INVESTMENTS (Cost $330,541,703)	99.9%	519,502,516
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(0.0)	(202,810)
OTHER ASSETS AND LIABILITIES (Net)	0.1	531,431

NET ASSETS	100.0%	$519,831,137

(a)	Non-income producing security.
(b)	Rate represents annualized yield at date of purchase.
(c)	This security has been segregated to cover certain open forward contracts. At September 30, 2016, liquid assets totaling $13,995,324 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund

Sector Diversification

September 30, 2016 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Energy	12.6%
Pharmaceuticals, Biotechnology & Life Sciences	11.8
Insurance	9.7
Beverage	7.8
Banks	7.7
Food	7.1
Capital Goods	6.1
Media	4.6
Software & Services	3.9
Automobiles & Components	3.3
Technology Hardware & Equipment	3.2
Diversified Financials	3.0
Household & Personal Products	1.9
Health Care Equipment & Services	1.6
Commercial Services & Supplies	1.4
Materials	1.1
Tobacco	1.0

Total Common Stocks	87.8
Registered Investment Company	9.4
U.S. Treasury Bill	2.7
Unrealized Depreciation on Forward Contracts (Net)	(0.0	)(a)
Other Assets and Liabilities (Net)	0.1

Net Assets	100.0%

(a) Amount represents less than 0.1% of net assets

Portfolio Composition

September 30, 2016 (Unaudited)

Schedule of Forward Exchange Contracts

September 30, 2016 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 09/30/16 (Note 2)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL (a)
7,000,000	European Union Euro	SSB	11/18/16	$(7,598,395)	$(7,884,659)	$(286,264)
7,000,000	European Union Euro	NTC	12/13/16	(7,682,220)	(7,894,446)	(212,226)
3,000,000	European Union Euro	BNY	12/23/16	(3,284,100)	(3,385,156)	(101,056)
5,000,000	European Union Euro	JPM	3/6/17	(5,591,050)	(5,660,883)	(69,833)
23,000,000	European Union Euro	NTC	3/8/17	(25,337,950)	(26,042,407)	(704,457)
14,000,000	European Union Euro	BNY	4/24/17	(15,970,850)	(15,886,238)	84,612
2,500,000	European Union Euro	JPM	7/5/17	(2,794,800)	(2,846,461)	(51,661)
3,000,000	Great Britain Pound Sterling	SSB	12/13/16	(4,528,806)	(3,903,015)	625,791
2,700,000	Great Britain Pound Sterling	BNY	12/23/16	(4,023,027)	(3,513,746)	509,281
4,500,000	Great Britain Pound Sterling	JPM	2/16/17	(6,519,690)	(5,863,241)	656,449
6,000,000	Great Britain Pound Sterling	NTC	5/22/17	(8,694,300)	(7,833,463)	860,837
1,500,000	Great Britain Pound Sterling	NTC	7/5/17	(1,984,950)	(1,960,261)	24,689
3,200,000	Great Britain Pound Sterling	BNY	8/17/17	(4,193,920)	(4,185,849)	8,071
1,500,000	Great Britain Pound Sterling	NTC	10/3/17	(1,960,800)	(1,964,172)	(3,372)
130,000,000	Japanese Yen	JPM	8/21/17	(1,162,840)	(1,303,815)	(140,975)
1,250,000	Singapore Dollar	JPM	11/3/16	(887,450)	(917,021)	(29,571)
9,000,000	Singapore Dollar	SSB	12/23/16	(6,273,307)	(6,604,140)	(330,833)
7,500,000,000	South Korean Won	SSB	12/13/16	(6,353,778)	(6,806,913)	(453,135)
3,000,000,000	South Korean Won	JPM	5/2/17	(2,598,753)	(2,723,997)	(125,244)
10,000,000	Swiss Franc	BNY	11/3/16	(10,339,016)	(10,336,398)	2,618
8,000,000	Swiss Franc	JPM	11/18/16	(8,117,542)	(8,276,176)	(158,634)
13,000,000	Swiss Franc	BNY	12/13/16	(13,249,083)	(13,470,782)	(221,699)
3,500,000	Swiss Franc	NTC	3/8/17	(3,587,352)	(3,646,462)	(59,110)
2,500,000	Swiss Franc	JPM	7/5/17	(2,610,857)	(2,623,589)	(12,732)
3,000,000	Swiss Franc	BNY	8/17/17	(3,139,717)	(3,156,597)	(16,880)
5,000,000	Swiss Franc	NTC	10/3/17	(5,278,716)	(5,276,192)	2,524

TOTAL				$(163,763,269)	$(163,966,079)	$(202,810)

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:
BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company.
SSB	—	State Street Bank and Trust Company

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

September 30, 2016 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—92.0%

	France—14.2%
73,530	Cie Generale des Etablissements Michelin	$8,136,029
458,685	CNP Assurances	7,708,840
75,070	Safran SA	5,399,263
326,000	SCOR SE	10,137,126
295,000	Total SA	13,980,210

		45,361,468

	Germany—10.9%
245,600	Axel Springer SE	12,580,293
28,700	Muenchener Rueckversicherungs AG	5,353,996
145,500	Siemens AG	17,038,007

		34,972,296

	Netherlands—4.6%
593,252	Royal Dutch Shell PLC, Class A	14,780,631

	Singapore—8.0%
965,669	DBS Group Holdings Ltd.	10,900,028
1,059,928	United Overseas Bank Ltd.	14,638,193

		25,538,221

	Switzerland—20.2%
378,000	ABB Ltd.	8,504,415
217,900	Nestle SA, Registered	17,206,772
163,740	Novartis AG, Registered	12,904,617
52,150	Roche Holding AG	12,964,875
51,000	Zurich Insurance Group AG	13,152,465

		64,733,144

	Thailand—0.6%
386,200	Bangkok Bank Public Company Ltd., NVDR	1,811,183

Shares		Value (Note 2)

	United Kingdom—17.3%
310,855	BAE Systems PLC	$2,115,924
525,899	Diageo PLC	15,100,929
4,475,668	G4S PLC	13,244,098
585,381	GlaxoSmithKline PLC	12,493,583
1,638,536	HSBC Holdings PLC	12,317,440

		55,271,974

	United States—16.2%
468,350	Cisco Systems, Inc.	14,856,062
79,640	ConocoPhillips	3,461,951
59,800	Johnson & Johnson	7,064,174
306,000	Verizon Communications, Inc.	15,905,880
241,400	Wells Fargo & Company	10,689,192

		51,977,259

	TOTAL COMMON STOCKS (Cost $250,094,624)	294,446,176

	REGISTERED INVESTMENT COMPANY—7.7%
24,711,400	Dreyfus Government Prime Cash Management – Institutional Shares (Cost $24,711,400)	24,711,400

TOTAL INVESTMENTS (Cost $274,806,024)	99.7%	319,157,576
OTHER ASSETS AND LIABILITIES (Net)	0.3	988,030

NET ASSETS	100.0%	$320,145,606

Abbreviations:
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

September 30, 2016 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Banks	15.7%
Pharmaceuticals, Biotechnology & Life Sciences	14.2
Insurance	11.4
Capital Goods	10.3
Energy	10.1
Food	5.4
Telecommunication Services	5.0
Beverage	4.7
Technology Hardware & Equipment	4.7
Commercial Services & Supplies	4.1
Media	3.9
Automobiles & Components	2.5

Total Common Stocks	92.0
Registered Investment Company	7.7
Other Assets and Liabilities (Net)	0.3

Net Assets	100.0%

Portfolio Composition

September 30, 2016 (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Assets and Liabilities

September 30, 2016 (Unaudited)

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund

ASSETS
Investments, at cost(a)	$6,985,989,302	$286,347,162	$330,541,703	$274,806,024

Investments in unaffiliated issuers, at value (Note 2)	$8,823,058,413	$320,209,288	$519,502,516	$319,157,576
Investments in affiliated issuers, at value (Note 4)	147,222,654	—	—	—
Foreign currency(b)	145	167	—	204
Dividends and interest receivable	14,931,059	501,924	627,037	779,722
Receivable for investment securities sold	44,495	2,289	—	3,360
Recoverable foreign withholding taxes	16,243,864	701,528	958,482	1,040,251
Receivable for Fund shares sold	8,383,756	1,894,894	168,411	22,307
Unrealized appreciation of forward exchange contracts (Note 2)	114,726,127	—	2,774,872	—
Prepaid expense	234,185	9,078	13,822	8,940

Total Assets	$9,124,844,698	$323,319,168	$524,045,140	$321,012,360

LIABILITIES
Unrealized depreciation of forward exchange contracts (Note 2)	$63,287,150	$—	$2,977,682	$—
Payable for Fund shares redeemed	14,724,276	3,067,634	765,138	533,395
Investment advisory fee payable (Note 3)	5,828,982	206,422	333,778	207,424
Shareholder servicing and administration fees payable (Note 3)	453,771	19,426	27,590	20,436
Accrued foreign capital gains taxes	1,659,128	45,127	—	24,361
Accrued expenses and other payables	2,022,640	87,995	109,815	81,138

Total Liabilities	87,975,947	3,426,604	4,214,003	866,754

NET ASSETS	$9,036,868,751	$319,892,564	$519,831,137	$320,145,606

NET ASSETS consist of
Undistributed net investment income	$97,914,354	$4,248,765	$4,889,245	$3,489,561
Accumulated net realized gain (loss) on securities, forward exchange contracts and foreign currencies	(29,844,296)	(16,593,894)	13,744,860	5,442,585
Net unrealized appreciation of securities, forward exchange contracts, foreign currencies and net other assets	2,035,661,039	33,861,407	188,766,696	44,351,649
Paid-in capital	6,933,137,654	298,376,286	312,430,336	266,861,811

Total Net Assets	$9,036,868,751	$319,892,564	$519,831,137	$320,145,606

CAPITAL STOCK (common stock outstanding)	356,205,149	23,884,336	24,887,568	35,264,302

NET ASSET VALUE offering and redemption price per share	$25.37	$13.39	$20.89	$9.08

(a)

Includes investments in affiliated issuers for Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund of $71,225,516, $0, $0 and $0, respectively (Note 4).

(b)	Foreign currency held at cost for the Global Value Fund, Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund was $145, $167 and $206, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Operations

For the Six Months Ended September 30, 2016 (Unaudited)

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund

INVESTMENT INCOME
Dividends(a)	$157,773,754	$6,415,231	$7,276,730	$8,138,690
Less foreign withholding taxes	(14,688,833)	(544,279)	(712,252)	(526,170)
Interest	2,249,935	35,273	80,950	33,402

Total Investment Income	145,334,856	5,906,225	6,645,428	7,645,922

EXPENSES
Investment advisory fee (Note 3)	56,011,851	2,045,124	3,246,887	2,045,430
Custodian fees (Note 3)	1,778,108	91,819	56,574	57,890
Transfer agent fees (Note 3)	1,737,881	39,379	114,021	52,419
Fund administration and accounting fees (Note 3)	919,967	34,912	54,621	34,918
Shareholder servicing and administration fees (Note 3)	520,339	19,660	30,537	19,238
Directors’ fees and expenses (Note 3)	316,002	10,885	18,378	11,179
Legal and audit fees	302,527	13,361	25,714	11,888
Other	311,081	37,929	49,564	31,053

Total Expenses	61,897,756	2,293,069	3,596,296	2,264,015

NET INVESTMENT INCOME	83,437,100	3,613,156	3,049,132	5,381,907

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Securities	66,246,028	3,714,515	15,921,439	10,319,374
Forward exchange contracts	33,898,207	—	1,285,013	—
Foreign currencies and net other assets	215,425	5,393	18,606	56,613

Net realized gain on investments during the period	100,359,660	3,719,908	17,225,058	10,375,987

Net change in unrealized appreciation (depreciation) of:
Securities(b)	246,514,395	5,338,904	12,264,905	406,798
Forward exchange contracts	102,817,358	—	2,732,501	—
Foreign currencies and net other assets	(609,166)	(26,921)	(22,943)	(37,303)

Net change in unrealized appreciation (depreciation) of investments	348,722,587	5,311,983	14,974,463	369,495

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	449,082,247	9,031,891	32,199,521	10,745,482

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$532,519,347	$12,645,047	$35,248,653	$16,127,389

(a)	Dividend income on securities from affiliated issuers for Global Value Fund was $2,648,044 (Note 4).
(b)	Net of decrease in accrued foreign capital gain taxes of $792,752, $48,259, $0 and $28,449, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Changes in Net Assets

	Global Value Fund		Global Value Fund II – Currency Unhedged
	Six Months Ended 9/30/2016 (Unaudited)	Year Ended 3/31/2016	Six Months Ended 9/30/2016 (Unaudited)	Year Ended 3/31/2016
INVESTMENT ACTIVITIES:
Net investment income	$83,437,100	$76,762,396	$3,613,156	$4,502,407

Net realized gain (loss) on securities, forward exchange contracts and currency transactions	100,359,660	273,944,383	3,719,908	(13,233,297)

Net change in unrealized appreciation (depreciation) of securities, forward exchange contracts, foreign currencies and net other assets	348,722,587	(1,027,301,906)	5,311,983	(22,279,810)

Net increase (decrease) in net assets resulting from operations	532,519,347	(676,595,127)	12,645,047	(31,010,700)

DISTRIBUTIONS:
Dividends to shareholders from net investment income	—	(73,955,849)	—	(5,007,006)

Distributions to shareholders from net realized gain on investments	—	(349,448,443)	—	—

Total distributions	—	(423,404,292)	—	(5,007,006)

Net increase (decrease) in net assets from Fund share transactions (Note 5)	(214,227,317)	214,457,430	(34,479,877)	(69,359,807)

Redemption fees	97,675	165,526	188	1,267

Net increase (decrease) in net assets	318,389,705	(885,376,463)	(21,834,642)	(105,376,246)

NET ASSETS
Beginning of period	8,718,479,046	9,603,855,509	341,727,206	447,103,452

End of period	$9,036,868,751	$8,718,479,046	$319,892,564	$341,727,206

Undistributed net investment income at end of period	$97,914,354	$14,477,254	$4,248,765	$635,609

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Changes in Net Assets

	Value Fund		Worldwide High Dividend Yield Value Fund
	Six Months Ended 9/30/2016 (Unaudited)	Year Ended 3/31/2016	Six Months Ended 9/30/2016 (Unaudited)	Year Ended 3/31/2016
INVESTMENT ACTIVITIES:
Net investment income	$3,049,132	$5,110,918	$5,381,907	$9,536,628

Net realized gain on securities, forward exchange contracts and currency transactions	17,225,058	18,276,115	10,375,987	13,395,071

Net change in unrealized appreciation (depreciation) of securities, forward exchange contracts, foreign currencies and net other asset	14,974,463	(70,525,275)	369,495	(64,243,318)

Net increase (decrease) in net assets resulting from operations	35,248,653	(47,138,242)	16,127,389	(41,311,619)

DISTRIBUTIONS:
Dividends to shareholders from net investment income	—	(5,466,225)	(4,102,312)	(10,951,776)

Distributions to shareholders from net realized gain on investments	—	(16,577,477)	—	(33,147,113)

Total distributions	—	(22,043,702)	(4,102,312)	(44,098,889)

Net decrease in net assets from Fund share transactions (Note 5)	(21,569,706)	(43,823,781)	(26,502,751)	(148,510,928)

Redemption fees	—	—	1,951	2,471

Net increase (decrease) in net assets	13,678,947	(113,005,725)	(14,475,723)	(233,918,965)

NET ASSETS
Beginning of period	506,152,190	619,157,915	334,621,329	568,540,294

End of period	$519,831,137	$506,152,190	$320,145,606	$334,621,329

Undistributed net investment income at end of period	$4,889,245	$1,840,113	$3,489,561	$2,209,966

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Financial Highlights

Tweedy, Browne Global Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/16 (Unaudited)		Year Ended 3/31/16	Year Ended 3/31/15		Year Ended 3/31/14		Year Ended 3/31/13	Year Ended 3/31/12
Net asset value, beginning of period/year	$23.89		$26.97	$26.98		$25.11		$23.79	$24.16

Income from investment operations:
Net investment income	0.24		0.22	0.24		0.32		0.35	0.42
Net realized and unrealized gain (loss) on investments	1.24		(2.09)	0.74		2.73		3.61	0.19

Total from investment operations	1.48		(1.87)	0.98		3.05		3.96	0.61

Distributions:
Dividends from net investment income	—		(0.21)	(0.33)		(0.32)		(0.35)	(0.42)
Distributions from net realized gains	—		(1.00)	(0.66)		(0.86)		(2.29)	(0.56)

Total distributions	—		(1.21)	(0.99)		(1.18)		(2.64)	(0.98)

Redemption fees(a)	0.00		0.00	0.00		0.00		0.00	0.00

Net asset value, end of period/year	$25.37		$23.89	$26.97		$26.98		$25.11	$23.79

Total return(b)	6.20%		(7.08)%	3.69	%(c)	12.25	%(c)	17.48%	2.92%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$9,036,869		$8,718,479	$9,603,856		$7,977,755		$5,925,629	$4,759,273
Ratio of operating expenses to average net assets	1.38	%(d)	1.37%	1.36%		1.37%		1.38%	1.38%
Ratio of net investment income to average net assets	1.86	%(d)	0.83%	0.94%		1.30%		1.45%	1.80%
Portfolio turnover rate	3%		1%	8%		4%		16%	9%

(a)	Amount represents less than $0.01 per share.
(b)	Total return represents aggregate total return for the periods indicated.
(c)

The net asset value (NAV) disclosed in the March 31, 2014 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on March 31, 2014. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on March 31, 2014.

(d)	Annualized.

Tweedy, Browne Global Value Fund II – Currency Unhedged

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/16 (Unaudited)		Year Ended 3/31/16	Year Ended 3/31/15		Year Ended 3/31/14		Year Ended 3/31/13	Year Ended 3/31/12
Net asset value, beginning of period/year	$12.88		$14.02	$14.90		$13.18		$11.69	$11.52

Income from investment operations:
Net investment income	0.15		0.17	0.15		0.15		0.23	0.10
Net realized and unrealized gain (loss) on investments	0.36		(1.12)	(0.84)		1.72		1.49	0.20

Total from investment operations	0.51		(0.95)	(0.69)		1.87		1.72	0.30

Distributions:
Dividends from net investment income	—		(0.19)	(0.19)		(0.15)		(0.22)	(0.08)
Distributions from net realized gains	—		—	—		—		(0.01)	(0.05)

Total distributions	—		(0.19)	(0.19)		(0.15)		(0.23)	(0.13)

Redemption fees(a)	0.00		0.00	0.00		0.00		0.00	0.00

Net asset value, end of period/year	$13.39		$12.88	$14.02		$14.90		$13.18	$11.69

Total return(b)	3.96%		(6.79)%	(4.72	)%(c)	14.27	%(c)	14.77%	2.68%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$319,893		$341,727	$447,103		$443,382		$282,375	$275,337
Ratio of operating expenses to average net assets	1.40	%(d)	1.38%	1.37%		1.37%		1.37%	1.37%
Ratio of operating expenses to average net assets excluding recoupments and/or waivers of expenses	1.40	%(d)	1.38%	1.36%		1.37%		1.39%	1.40%
Ratio of net investment income to average net assets	2.21	%(d)	1.12%	1.00%		1.23%		1.74%	1.07%
Portfolio turnover rate	1%		14%	9%		4%		28%	5%

(a)	Amount represents less than $0.01 per share.
(b)	Total return represents aggregate total return for the periods indicated.
(c)

The net asset value (NAV) disclosed in the March 31, 2014 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on March 31, 2014. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on March 31, 2014.

(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Financial Highlights

Tweedy, Browne Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/16 (Unaudited)		Year Ended 3/31/16	Year Ended 3/31/15	Year Ended 3/31/14	Year Ended 3/31/13	Year Ended 3/31/12
Net asset value, beginning of period/year	$19.51		$22.14	$23.21	$21.68	$19.35	$19.46

Income from investment operations:
Net investment income	0.13		0.20	0.24	0.27	0.20	0.27
Net realized and unrealized gain (loss) on investments	1.25		(1.97)	0.47	2.81	3.05	0.31

Total from investment operations	1.38		(1.77)	0.71	3.08	3.25	0.58

Distributions:
Dividends from net investment income	—		(0.21)	(0.26)	(0.21)	(0.20)	(0.25)
Distributions from net realized gains	—		(0.65)	(1.52)	(1.34)	(0.72)	(0.44)

Total distributions	—		(0.86)	(1.78)	(1.55)	(0.92)	(0.69)

Net asset value, end of period/year	$20.89		$19.51	$22.14	$23.21	$21.68	$19.35

Total return(a)	7.07%		(8.09)%	3.08%	14.38%	17.24%	3.26%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$519,831		$506,152	$619,158	$638,000	$600,335	$480,060
Ratio of operating expenses to average net assets	1.38	%(b)	1.37%	1.36%	1.37%	1.39%	1.40%
Ratio of net investment income to average net assets	1.17	%(b)	0.91%	0.98%	1.17%	1.04%	1.42%
Portfolio turnover rate	2%		7%	6%	7%	8%	10%

(a)	Total return represents aggregate total return for the periods indicated.
(b)	Annualized.

Tweedy, Browne Worldwide High Dividend Yield Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/16 (Unaudited)		Year Ended 3/31/16	Year Ended 3/31/15	Year Ended 3/31/14	Year Ended 3/31/13	Year Ended 3/31/12
Net asset value, beginning of period/year	$8.75		$10.84	$12.01	$10.67	$9.75	$9.52

Income from investment operations:
Net investment income	0.15		0.21 (c)	0.25	0.23	0.19	0.20
Net realized and unrealized gain (loss) on investments	0.29		(1.15)	(0.50)	1.33	0.89	0.21

Total from investment operations	0.44		(0.94)	(0.25)	1.56	1.08	0.41

Distributions:
Dividends from net investment income	(0.11)		(0.26)	(0.25)	(0.20)	(0.16)	(0.18)
Distributions from net realized gains	—		(0.89)	(0.67)	(0.02)	—	—

Total distributions	(0.11)		(1.15)	(0.92)	(0.22)	(0.16)	(0.18)

Redemption fees(a)	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period/year	$9.08		$8.75	$10.84	$12.01	$10.67	$9.75

Total return(b)	5.12%		(9.03)%	(2.23)%	14.81%	11.32%	4.35%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$320,146		$334,621	$568,540	$754,786	$666,851	$537,309
Ratio of operating expenses to average net assets	1.38	%(d)	1.37%	1.35%	1.36%	1.37%	1.37%
Ratio of net investment income to average net assets	3.29	%(d)	2.11%	1.96%	2.07%	1.88%	2.11%
Portfolio turnover rate	3%		5%	7%	10%	12%	6%

(a)	Amount represents less than $0.01 per share.
(b)	Total return represents aggregate total return for the periods indicated.
(c)	Based on average shares outstanding.
(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

1. Organization

Tweedy, Browne Fund Inc. (the “Company”) is an open-end management investment company registered with the United States Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was organized as a Maryland corporation on January 28, 1993. Tweedy, Browne Global Value Fund (“Global Value Fund”), Tweedy, Browne Global Value Fund II – Currency Unhedged (“Global Value Fund II – Currency Unhedged”), Tweedy, Browne Value Fund (“Value Fund”), and Tweedy, Browne Worldwide High Dividend Yield Value Fund (“Worldwide High Dividend Yield Value Fund”) (each a “Fund” and together, the “Funds”) are each diversified series of the Company.

The Funds commenced operations as follows:

Fund	Commencement of Operations
Global Value Fund	06/15/93
Global Value Fund II – Currency Unhedged	10/26/09
Value Fund	12/08/93
Worldwide High Dividend Yield Value Fund	09/05/07

Global Value Fund and Global Value Fund II – Currency Unhedged seek long-term capital growth by investing primarily in foreign equity securities that Tweedy, Browne Company LLC (the “Investment Adviser”) believes are undervalued. Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign equity securities that the Investment Adviser believes are undervalued. Worldwide High Dividend Yield Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign equity securities that the Investment Adviser believes to have above-average dividend yields and valuations that are reasonable.

2. Significant Accounting Policies

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Portfolio Valuation. Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by the Investment Adviser under the direction of the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Company’s Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized utilizing values at the end of the period. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of September 30, 2016. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

	Global Value Fund
	Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Switzerland	$1,215,552,404	$1,215,038,684	$513,720	$—
All Other Countries	6,220,617,841	6,220,617,841	—	—
Preferred Stocks
Chile	34,982,016	—	34,982,016	—
All Other Countries	15,335,727	15,335,727	—	—
Registered Investment Company	759,450,230	759,450,230	—	—
U.S. Treasury Bills	724,342,849	—	724,342,849	—

Total Investments in Securities	8,970,281,067	8,210,442,482	759,838,585	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	114,726,127	—	114,726,127	—
Liability
Unrealized depreciation of forward exchange contracts	(63,287,150)	—	(63,287,150)	—

Total	$9,021,720,044	$8,210,442,482	$811,277,562	$—

	Global Value Fund II – Currency Unhedged
	Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$277,456,306	$277,456,306	$—	$—
Preferred Stocks
Chile	3,288,309	—	3,288,309	—
All Other Countries	269,442	269,442	—	—
Registered Investment Company	39,195,231	39,195,231	—	—

Total	$320,209,288	$316,920,979	$3,288,309	$—

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

	Value Fund
	Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$456,634,814	$456,634,814	$—	$—
Registered Investment Company	48,872,378	48,872,378	—	—
U.S. Treasury Bill	13,995,324	—	13,995,324	—

Total Investments in Securities	519,502,516	505,507,192	13,995,324	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	2,774,872	—	2,774,872	—
Liability
Unrealized depreciation of forward exchange contracts	(2,977,682)	—	(2,977,682)	—

Total	$519,299,706	$505,507,192	$13,792,514	$—

	Worldwide High Dividend Yield Value Fund
	Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$319,157,576	$319,157,576	$—	$—

As of September 30, 2016, securities with end of period values of $34,982,016 and $3,288,309, held by Global Value Fund and Global Value Fund II – Currency Unhedged, respectively, were transferred from Level 1 into Level 2 due to no trading volume on that day. As of September 30, 2016, securities with end of period values of $48,742,038 and $2,086,239, held by Global Value Fund and Global Value Fund II – Currency Unhedged were transferred from Level 2 into Level 1 due to active trading volume.

Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts. Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss on the Fund’s Statement of Operations. When the contract is closed, each Fund records a realized gain or loss on the Statement of Operations equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. The difference between the value of open contracts at September 30, 2016 and the value of the contracts at the time they were opened is included on the Statement of Assets and Liabilities under unrealized appreciation/depreciation of forward exchange contracts.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Global Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

value of the hedged currency increase. In addition, the Global Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. In the case of certain foreign securities, dividend income is recorded as soon after the ex-date as the Funds become aware of such dividend. Interest income and expenses are recorded on an accrual basis.

Foreign Taxes. The Funds may be subject to foreign taxes on dividend and interest income, gains on investments or currency purchase/repatriation, a portion of which may be recoverable. The Funds’ custodian applies for refunds on behalf of each Fund where available. The Funds will accrue such taxes and recoveries as applicable, based on their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, will be declared and paid annually for Global Value Fund, Global Value Fund II – Currency Unhedged, and Value Fund and semi-annually for Worldwide High Dividend Yield Value Fund. Distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually for each of the Funds. Additional distributions of net investment income and capital gains from the Funds may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Federal Income Taxes.    Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds are not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, the Funds’ conclusions may be subject to future review based on changes in accounting standards or tax laws and regulations or the interpretation thereof. In addition, utilization of any capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership changes. Each of the Funds’ tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Expenses. Expenses directly attributable to each Fund as a diversified series of the Company are charged to such Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation method.

3. Investment Advisory Fee, Other Related Party Transactions and Administration Fee

The Company, on behalf of each Fund, has entered into separate investment advisory agreements with the Investment Adviser (each, an “Advisory Agreement”). Under each Advisory Agreement, the Company pays the Investment Adviser a fee at the annual rate of 1.25% of the value of each Fund’s average daily net assets. The fee is payable monthly, provided that each Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the six months ended September 30, 2016, the Investment Adviser earned $56,011,851, $2,045,124, $3,246,887 and $2,045,430 in fees from Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively.

The Company pays the Investment Adviser for certain shareholder servicing and administration services provided to the Funds at an annual amount of $475,000, which is allocated pro-rata based on the relative average net assets of the Funds.

No officer, director or employee of the Investment Adviser, the Funds’ administrator, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Independent Director $115,000 annually, in quarterly increments of $28,750, plus out-of-pocket expenses for their services as directors. The Lead Independent Director receives an additional annual fee of $20,000. These fees are allocated pro-rata based on the relative average net assets of the Funds.

The Company, on behalf of the Funds, has entered into an administration agreement (the “Administration Agreement”) with BNY Mellon, an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation. Under the Administration Agreement, the Company pays BNY Mellon an administration fee and a fund accounting fee

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

computed daily and payable monthly at the following annual rates of the aggregate average daily net assets of the Funds, allocated according to each Fund’s net assets:

	Up to $1 Billion	Between $1 Billion and $5 Billion	Between $5 Billion and $10 Billion	Exceeding $10 Billion
Administration Fees	0.0300%	0.0180%	0.0100%	0.0090%
Accounting Fees	0.0075%	0.0060%	0.0050%	0.0040%

Bank of New York Mellon Asset Servicing, an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the Funds’ custodian pursuant to a custody agreement (the “Custody Agreement”). BNY Mellon also serves as the Funds’ transfer agent.

AMG Distributors, Inc., an affiliate of the Investment Adviser, serves as the distributor to the Funds. The Investment Adviser pays all distribution-related expenses. No distribution fees are paid by the Funds.

At September 30, 2016, one shareholder owned 11.9% of Global Value Fund II – Currency Unhedged’s outstanding shares; two shareholders owned 11.0% of Value Fund’s outstanding shares; and four shareholders owned 30.2% of Worldwide High Dividend Yield Value Fund’s outstanding shares. Investment activities of these shareholders could have an impact on each respective Fund.

4. Securities Transactions

The 1940 Act defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by Global Value Fund that may be deemed “affiliated companies,” as well as transactions that occurred in the securities of such issuers during the six months ended September 30, 2016:

Shares Held at 3/31/16	Name of Issuer	Value at 3/31/16	Purchase Cost	Sales Proceeds	Value at 9/30/16	Shares Held at 9/30/16	Dividend Income 4/1/16 to 9/30/16	Net Realized Gain (Loss) 4/1/16 to 9/30/16
218,165	Coltene Holding AG	$14,807,837	$—	$—	$15,753,610	218,165	$501,188	$—
68,640	Phoenix Mecano AG	30,730,852	—	—	35,686,569	68,640	1,037,956	—
248,117	Siegfried Holding AG	45,936,557	—	—	54,286,792	248,117	463,650	—
4,795,392	SOL SpA	42,733,055	—	—	41,495,683	4,795,392	645,250	—
		$134,208,301	$—	$—	$147,222,654		$2,648,044	$—

None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six-months ended September 30, 2016, are as follows:

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund
Purchases	$334,593,492	$1,703,462	$7,557,452	$7,422,289
Sales	$214,619,243	$32,694,773	$29,938,175	$43,960,193

5. Capital Stock

The Company is authorized to issue 2.0 billion shares of $0.0001 par value capital stock, of which 600,000,000, 600,000,000, 400,000,000 and 400,000,000 shares have been designated as shares of Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively. Redemptions from the Global Value Fund, Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund, including exchange redemptions, made less than

15 days after purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which is retained by each Fund.

Redemptions, including exchanges, made prior to September 1, 2015 were subject to the same redemption fee if held less than 60 days.

During the period August 12, 2014 through January 31, 2016, Global Value Fund II – Currency Unhedged was closed to most new investors. Effective February 1, 2016 the Fund reopened to all new investors.

Changes in shares outstanding for the six months ended September 30, 2016 were as follows:

	Global Value Fund
	Shares	Amount
Sold	29,778,632	$732,723,706
Reinvested	—	—
Redeemed	(38,460,341)	(946,951,023)
Net Decrease	(8,681,709)	$(214,227,317)

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

	Global Value Fund II – Currency Unhedged
	Shares	Amount
Sold	1,292,775	$16,970,400
Reinvested	—	—
Redeemed	(3,936,592)	(51,450,277)
Net Decrease	(2,643,817)	$(34,479,877)

	Value Fund
	Shares	Amount
Sold	377,901	$7,634,890
Reinvested	—	—
Redeemed	(1,433,277)	(29,204,596)
Net Decrease	(1,055,376)	$(21,569,706)

	Worldwide High Dividend Yield Value Fund
	Shares	Amount
Sold	623,264	$5,550,064
Reinvested	460,326	4,009,436
Redeemed	(4,043,514)	(36,062,251)
Net Decrease	(2,959,924)	$(26,502,751)

Changes in shares outstanding for the year ended March 31, 2016 were as follows:

	Global Value Fund
	Shares	Amount
Sold	80,768,091	$2,036,815,258
Reinvested	15,155,324	373,438,482
Redeemed	(87,099,963)	(2,195,796,310)
Net Increase	8,823,452	$214,457,430

	Global Value Fund II – Currency Unhedged
	Shares	Amount
Sold	6,152,235	$83,500,293
Reinvested	317,347	4,162,030
Redeemed	(11,831,490)	(157,022,130)
Net Decrease	(5,361,908)	$(69,359,807)

	Value Fund
	Shares	Amount
Sold	1,768,581	$37,830,480
Reinvested	1,047,160	20,975,772
Redeemed	(4,839,534)	(102,630,033)
Net Decrease	(2,023,793)	$(43,823,781)

	Worldwide High Dividend Yield Value Fund
	Shares	Amount
Sold	3,025,682	$28,511,397
Reinvested	4,710,041	43,216,470
Redeemed	(21,945,194)	(220,238,795)
Net Decrease	(14,209,471)	$(148,510,928)

6. Income Tax Information

As of March 31, 2016, Global Value Fund had a short-term and a long-term capital loss carryforward of $55,535,799 and $121,926,348, respectively, and Global Value Fund II – Currency Unhedged had a short-term and a long-term capital loss carryforward of $9,018,031 and $11,097,182, respectively, which under current federal income tax rules may be available to reduce future net realized gains on investments in any future period to the extent permitted by the Code. Utilization of these capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership changes.

Net capital and foreign currency losses incurred after October 31 and certain ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2016, the Funds deferred to April 1, 2016 late year capital and ordinary losses of:

Fund	Late Year Capital Losses	Late Year Ordinary Losses
Global Value Fund	$—	$ —
Global Value Fund II – Currency Unhedged	—	—
Value Fund	5,980,635	—
Worldwide High Dividend Yield Value Fund	4,888,576	—

As of September 30, 2016, the aggregate cost of securities in each Fund’s portfolio for federal tax purposes was as follows:

Global Value Fund	$6,985,989,302
Global Value Fund II – Currency Unhedged	$286,347,162
Value Fund	$330,541,703
Worldwide High Dividend Yield Value Fund	$274,806,024

The aggregate gross unrealized appreciation/depreciation and net unrealized appreciation as computed on a federal income tax basis at September 30, 2016 for each Fund is as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Value Fund	$2,757,765,682	$(773,473,917)	$1,984,291,765
Global Value Fund II – Currency Unhedged	70,474,333	(36,612,207)	33,862,126
Value Fund	215,219,371	(26,258,558)	188,960,813
Worldwide High Dividend Yield Value Fund	70,607,328	(26,255,776)	44,351,552

7. Foreign Securities

Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions,

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

less publicly available information, not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to a Fund), war, seizure, political and social instability and diplomatic developments.

8. Derivative Instruments

During the six months ended September 30, 2016, Global Value Fund and Value Fund had derivative exposure to forward foreign currency exchange contracts. Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund had no exposure to derivatives. For open contracts at September 30, 2016, see the Portfolio of Investments.

The following summarizes the volume of the Global Value and Value Funds’ forward foreign currency exchange contract activity during the six-months ended September 30, 2016:

	Global Value Fund	Value Fund
Average Notional Amount	$(4,510,444,144)	$(157,747,932)
Notional Amount at September 30, 2016	$(4,716,811,227)	$(163,763,269)

The following table presents the value of derivatives held as of September 30, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

Statement of Assets and Liabilities

Derivative	Assets Location	Global Value Fund	Value Fund
Forward exchange contracts	Unrealized appreciation of forward exchange contracts	$114,726,127	$2,774,872

Derivative	Liabilities Location	Global Value Fund	Value Fund
Forward exchange contracts	Unrealized depreciation of forward exchange contracts	$63,287,150	$2,977,682

The following table presents the effect of derivatives on the Statements of Operations for the six-months ended September 30, 2016, by primary risk exposure:

Statement of Operations

Derivative		Global Value Fund	Value Fund
Forward exchange contracts	Net realized gain (loss) on forward exchange contracts	$33,898,207	$1,285,013

Derivative		Global Value Fund	Value Fund
Forward exchange contracts	Net change in unrealized appreciation (depreciation) of forward exchange contracts	$102,817,358	$2,732,501

For financial reporting purposes, the Funds do not offset assets and liabilities across derivative types that are subject to master netting arrangements on the Statement of Assets and Liabilities.

The following table presents derivative assets net of amounts available for offset under a master netting agreement for forward currency contracts as of September 30, 2016:

Counterparty	Derivative Assets – Gross(a)	Derivatives Available for Offset	Derivative Assets – Net(b)
Global Value Fund
BNY	$36,222,149	$7,496,517	$28,725,632
JPM	20,578,839	18,591,032	1,987,807
NTC	35,204,675	18,028,783	17,175,892
SSB	22,720,464	19,170,818	3,549,646
Total	$114,726,127	$63,287,150	$51,438,977

Value Fund
BNY	$604,582	$339,635	$264,947
JPM	656,449	588,650	67,799
NTC	888,050	888,050	—
SSB	625,791	625,791	—
Total	$2,774,872	$2,442,126	$332,746

The following table presents derivative liabilities net of amounts available for offset under a master netting agreement for forward currency contracts as of September 30, 2016:

Counterparty	Derivative Liabilities – Gross(a)	Derivatives Available for Offset	Derivative Liabilities – Net(c)
Global Value Fund
BNY	$7,496,517	$7,496,517	$ —
JPM	18,591,032	18,591,032	—
NTC	18,028,783	18,028,783	—
SSB	19,170,818	19,170,818	—
Total	$63,287,150	$63,287,150	$ —

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

Counterparty	Derivative Liabilities – Gross(a)	Derivatives Available for Offset	Derivative Liabilities – Net(c)
Value Fund
BNY	$339,635	$339,635	$ —
JPM	588,650	588,650	—
NTC	979,165	888,050	91,115
SSB	1,070,232	625,791	444,441
Total	$2,977,682	$2,442,126	$535,556

(a)	As presented in the Statement of Assets and Liabilities.
(b)	Net amount represents the net receivable due from counterparty in the event of default
(c)	Net amount represents the net payable due to counterparty in the event of default

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

9. Indemnifications

Under the Company’s organizational documents, its directors and officers are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the course of business, the Company enters into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Investment Adviser believes the risk of loss under these arrangements to be remote.

10. Litigation

Certain holders of notes issued by Tribune Company initiated litigation against Value Fund and thousands of other public shareholders, seeking to recover payments made to Tribune Company shareholders in connection with the 2007 leveraged buyout of Tribune Company. A litigation trust arising out of the Tribune Company bankruptcy proceeding also initiated claims against a substantially similar group of public shareholders, including Value Fund. The claims were pursued in a consolidated multidistrict litigation format. On September 23, 2013, the claims asserted by the noteholders were dismissed by the U.S. District Court. The District Court’s decision was appealed by both plaintiffs and defendants to the U.S. Court of Appeals for the Second Circuit. On November 5, 2014, after briefing was completed, the Second Circuit Court of Appeals heard oral arguments. On March 29, 2016 the Second Circuit issued its revised opinion affirming the District Court’s dismissal of the noteholder actions. On April 12, 2016, the plaintiff noteholders filed a petition for rehearing with the Second Circuit and on July 22, 2016, the Second Circuit issued an order denying plaintiffs’ petition for rehearing. On September 9, 2016, the noteholders filed a petition for writ of certiorari in the United States Supreme Court. Responses to the petition for writ of certiorari are due by November 14, 2016. The claims by the litigation trust are still pending in pre-trial proceedings before the District Court. Value Fund tendered its shares in a tender offer from Tribune Company and received proceeds of approximately $3.4 million. The plaintiffs’ claims allege that the shareholder payments were made in violation of various laws prohibiting constructive and/or actual fraudulent transfers. The complaints allege no misconduct by Value Fund or any member of the putative defendant class. A scheduling order was entered by the District Court on April 25, 2014 related to a motion to dismiss the entire case contemplated by certain primary defendants. Briefing in connection with this potentially case dispositive motion was completed on July 3, 2014. The timetable for a decision is unknown. The outcome of the proceedings cannot be predicted at this time and no contingency has been recorded on the books of Value Fund.

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

1. Investment in the Fund by Managing Directors and Employees of the Investment Adviser

As of September 30, 2016, the current and retired managing directors and their families, as well as employees of the Investment Adviser, have approximately $118.5 million, $5.1 million, $68.6 million and $6.5 million of their own money invested in Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively.

2. Portfolio Information

The Company files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Form N-Q is available (1) on the SEC’s website at http://www.sec.gov; (2) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC; or (3) by calling the Fund at 800-432-4789. Information regarding the operation of the PRR may be obtained by calling 202-551-8090.

3. Proxy Voting Information

The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Funds are included in the Company’s Statement of Additional Information, which is available without charge and upon request by calling the Funds at 800-432-4789 or by visiting the Funds’ website at www.tweedy.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, at http://www.sec.gov.

4. Advisory Agreement

Approval of the Renewal of the Investment Advisory Agreement for Each Fund

On May 17, 2016, the Board of Directors (the “Board”) of Tweedy, Browne Fund Inc. (the “Company”), including a majority of the Independent Directors, approved the renewal of the Investment Advisory Agreements (the “Advisory Agreements”) between Tweedy, Browne Company LLC (“Tweedy, Browne”) and the Company on behalf of the Tweedy, Browne Global Value Fund (the “Global Value Fund”), the Tweedy, Browne Value Fund (the “Value Fund”), the Tweedy, Browne Worldwide High Dividend Yield Value Fund (the “Worldwide High Dividend Yield Value Fund”) and the Tweedy, Browne Global Value Fund II – Currency Unhedged (the “Global Value Fund II”) (each a “Fund” and collectively, the “Funds”) for an additional one-year term. In considering whether to approve the continuation of the Advisory Agreements, the Board reviewed materials provided for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

A.	Information Received

In considering whether to approve the renewal of the Advisory Agreements, the Board reviewed materials provided in advance of the meeting, which included a Memorandum from independent legal counsel regarding duties and standards of review in connection with the consideration of continuation of the Advisory Agreements; a narrative discussion prepared by Tweedy, Browne describing factors relevant to the 2016 contract renewal process; comparative information regarding the performance, fees and expense ratios of the Funds; information for several of Tweedy, Browne’s managed account performance composites; sample reports demonstrating Tweedy, Browne’s extensive research process; fact sheets and performance histories for each of the Funds since inception; fee schedules; a report on fees paid to intermediaries; memoranda and related information from Tweedy, Browne concerning Tweedy, Browne’s brokerage allocation practices and best execution and brokerage commission policies; a description of key personnel of Tweedy, Browne; a profitability analysis of Tweedy, Browne; a Statement of Financial Condition for Tweedy, Browne; the Form ADV of Tweedy, Browne; and copies of the Advisory Agreements. The Board considered these materials provided by Tweedy, Browne for its evaluation, and the Independent Directors were advised by Dechert LLP, their independent legal counsel, at the meeting and during periodic executive sessions throughout the year at which no representatives of management were present with respect to these and other relevant matters.

B.	Nature, Extent and Quality of Services

Among the factors considered by the Board as part of its review, the Board considered the nature, extent and quality of the services provided by Tweedy, Browne to the Funds. In considering Tweedy, Browne’s management of the Funds’ portfolios, the Board reviewed the narrative discussion provided by Tweedy, Browne that described Tweedy, Browne’s research process and investment approach.

The Board considered a variety of services provided by Tweedy, Browne to the Funds, including: the experience, reputation, and skills of Tweedy, Browne management and staff; the extensive shareholder communications provided by Tweedy, Browne, which effectively explain the rationale for Tweedy, Browne’s investment decisions and value-oriented philosophy and lead to better-informed decisions by Fund investors; “behind the scenes” services, such as those provided by Tweedy, Browne’s order desk, which seeks best execution for transactions effected on behalf of the Funds; monitoring of the Funds’ service providers and the performance in certain instances of shadowing functions; implementing and monitoring, as appropriate, business continuity planning matters related to the Funds and their service providers; monitoring of information with respect to corporate reorganizations involving portfolio companies; preparing the Funds’ semi-annual and annual reports to shareholders and

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

the accompanying adviser’s letters; monitoring of aspects of transfer agency services on a daily basis; assisting brokers, consultants, financial advisors, intermediaries and third party administrators with questions or problems of an operational nature; developing and enforcing procedures to monitor trading activity in the Funds; monitoring the collection of redemption fees for the Global Value Fund, Global Value Fund II and High Dividend Yield Value Fund; monitoring 13D-like filing requirements in 29 foreign jurisdictions; arranging for proxy voting of portfolio securities; qualifying the Funds as approved purchasers in certain foreign jurisdictions; where necessary, hiring an accounting firm to assist with certain fund accounting reviews and implementation of related processes and procedures; and actively monitoring and assessing valuation issues for the Funds. The Board noted the substantial personal investment of the members of the Investment Committee in the Funds, which may encourage an alignment of management’s interests with the interests of shareholders. The Board also noted actions that have been or will be taken in the future by Tweedy, Browne to comply with various regulatory requirements, including the hiring of law firms in response to changes in SEC rules and regulations.

In addition, the Board noted that Tweedy, Browne provides a variety of administrative services not otherwise provided by the Funds’ third party service providers, including: preparing Board reports; overseeing the preparation and submission of regulatory filings; overseeing and assisting in the annual audit of the Funds’ financial statements; maintaining the Funds’ website; assisting with the preparation and filing of the Funds’ tax returns; monitoring the registration of shares of the Funds under applicable federal and state securities laws; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds’ operating budgets; approving, auditing and processing the payment of the Funds’ bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends; communicating with the Funds’ shareholders with market commentary; participating in ongoing training and monitoring of BNY Mellon’s shareholder services representatives; and generally assisting each Fund in the conduct of its business.

The Board discussed with management various issues relating to Tweedy, Browne’s ability to continue to provide high quality advisory and administrative services to the Funds, including staffing, long-term planning and contingency planning at Tweedy, Browne. In particular, the Board noted that the senior members of Tweedy, Browne’s investment team (Will Browne, Tom Shrager, Bob Wyckoff and John Spears) have worked together at Tweedy, Browne for between 25 and 42 years, and that Tweedy, Browne generally maintained a consistent management approach that was facilitated by the very low personnel turnover at the firm. The Board discussed the fact that the Funds’ management team was nominated and considered for the Morningstar “International Manager of the Year” award in 2008 and was named Morningstar’s “International Manager of the Year” in 2011 and The Street’s “Best Funds 2012” award winner in the category of International Core Stock for its management of the Global Value Fund. The Board also discussed with management the hiring and professional development of junior staff in all areas of Tweedy, Browne’s advisory business, including investment analysis and advice, trading, client relations, accounting and administrative support, and operations.

In considering Tweedy, Browne’s services in managing the Funds’ portfolios and overseeing all aspects of the Funds’ business, the Board concluded that Tweedy, Browne was providing essential services to the Funds, and that it was likely to be in a position to continue doing so in the long term.

C.	Investment Performance

The Board considered the Funds’ performance, both in absolute terms and in terms relative to the various benchmarks against which the Funds were compared. The Board took into consideration the performance achieved in light of each Fund’s investment objective, strategies, and risks as disclosed to investors in the Company’s registration statement. In considering the Global Value Fund’s performance, the Board considered the Adviser’s analysis that the Fund had exhibited excellent absolute and relative performance since its inception, noting that the Fund’s annualized rate of return of 9.18% (net of all fees and expenses) from inception through March 31, 2016 had significantly exceeded the returns of relevant indices in U.S. dollars (both hedged and unhedged). The Board noted the Global Value Fund’s policy to have its perceived non-U.S. currency exposure hedged to the extent practicable back to the U.S. dollar, and thus considered the Fund’s total returns against the returns of the MSCI EAFE (Hedged to U.S. $) Index, noting that the Fund outperformed that Index as of March 31, 2016 for the 1-year, 10-year, 15-year, 20-year and since inception periods. The Board also noted that the Global Value Fund had outperformed its benchmark index in twelve out of the last sixteen calendar years.

The Board considered Tweedy, Browne’s analysis that, over the long term, the Global Value Fund had enjoyed favorable performance when compared to other funds in its peer group. The Board examined the Global Value Fund’s rankings versus all Foreign Large Value Funds, noting that the Fund has outperformed the Morningstar Foreign Large Value Funds average over the past 1-year, 3-year, 5-year, 10-year, 15-year, and 20-year periods. In addition, the Board noted that the Fund consistently ranks near the top in terms of low risk in Morningstar’s Risk Ratings. It was noted that for the past 3-year, 5-year and 10-year periods the Global Value Fund has been categorized as “low risk” by Morningstar’s Risk

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Other Information (Unaudited)

Ratings, which means it is in the top 10% of funds within its category with respect to lowest measured risk.

The Board also discussed the Fund’s improved Morningstar ranking, from a 2 star rating to a 5 star rating in the past eight years. The Board noted that the Global Value Fund had closed to new investors in May 2005 and reopened in January 2008, when Tweedy, Browne believed that the economic landscape produced new investment opportunities and would offer attractive discounts from intrinsic value estimates.

The Board examined the Value Fund’s performance, noting that the Fund had enjoyed good relative performance in many measurement periods in comparison to its relevant benchmark indices. In particular, the Board noted that as of March 31, 2016, the Value Fund’s total returns outperformed a combined index of the S&P 500 Index and MSCI World Index (Hedged to U.S. $) over the past 10-year, 15-year, 20-year and since inception periods, although the Board noted that the Fund had underperformed over the 1-year, 3-year, and 5-year periods.

The Board noted the Adviser’s analysis that the Value Fund has exhibited good relative performance and has held up well in down market environments. It was noted that the Value Fund is categorized as a World Stock Fund within the Morningstar universe. The Board took note of the fact that the Fund outperformed the Morningstar average of all World Stock Funds by 17.54% in calendar year 2008. In 2009, the Value Fund returned 27.6%, while the World Stock Fund average category return was 35.27%, for a net outperformance of the Value Fund over the two-year period of 9.87%. From February 28, 2009 through March 31, 2016 the Fund returned 124.19% versus the 154.81% return of the MSCI World Index (Hedged to US $).

The Board also noted that the Value Fund has been characterized as “low risk” for the last 3-year, 5-year and 10-year periods by Morningstar’s Risk Ratings, which means it is in the top 10% of funds within Morningstar’s World Stock category in terms of low risk. The Board further noted that the Fund was re-opened to new investors in May 2007 following a change in the Fund’s investment strategy to permit holding more non-U.S. stocks, which afforded Tweedy, Browne greater flexibility in managing the Value Fund.

It was noted that the Value Fund was a finalist in the Global Equity category for Standard & Poor’s (“S&P”) Mutual Fund Excellence Awards in 2010, which recognizes funds that have achieved the highest overall ranking on the most consistent basis during the previous year. Among the factors considered by S&P were: consistently strong performance; high quality holdings as measured by S&P STARS (Stock Appreciation Ranking System); S&P Credit Ratings; S&P Quality Ranks; and favorable cost factors.

Lastly, the Board noted that the Fund’s ability to hold up so well on a relative basis in 2008 qualified Tweedy, Browne for the “Manager of the Year” nomination by Morningstar.

The Board examined the performance of the High Dividend Yield Value Fund, noting that the Fund commenced operations on September 5, 2007. The Board noted that since the High Dividend Yield Value Fund’s inception date, the Fund has gained 22.67% versus a gain of 26.92% for the MSCI World Index (in U.S. $). The Board then considered the long term performance history of Tweedy, Browne’s Global High Dividend Strategy, which has been implemented by Tweedy, Browne since 1979 and on which the High Dividend Yield Value Fund’s investment strategy is based. Since its inception in 1979 through March 31, 2016, the Global High Dividend Strategy has compounded at an annualized rate of return of 11.92% (net of actual and hypothetical fees) which had outpaced the S&P 500 Index and the MSCI World Index (in U.S. $), on an annualized basis, by 0.38% and 2.53%, respectively. It was noted that Tweedy, Browne’s Global High Dividend Strategy has performed well in down market years.

The Board examined the performance of the Global Value Fund II, noting that the Fund commenced operations on October 26, 2009. The Board noted that the Global Value Fund II has performed well since its inception through March 31, 2016, gaining 38.87% compared to 25.48% for the MSCI EAFE Index (in U.S. $) for the period. The Board then considered the performance of the Global Value Fund, which is managed using the same philosophy and approach as the Global Value Fund II, and Tweedy, Browne’s unhedged international separate accounts, which provide substantive information about the ability and quality of Tweedy, Browne’s management team and justification for the management of another international fund without a currency hedge. It was noted that while short term performance of the Global Value Fund II may vary considerably from that of the Global Value Fund due to currency fluctuations, the long term performance of the Funds is expected to be similar. The Board considered that Tweedy, Browne’s International Equity Composite (in U.S. $), which has returns that are similar to those of the Global Value Fund, has outperformed the MSCI EAFE Index (in U.S. $) for the last 1-year, 5-year, 10-year, 15-year and since inception periods ended March 31, 2016.

In addition, it was noted that the long term performance of the Global Value Fund II should correlate to the performance of Tweedy, Browne’s unhedged international separate accounts. The Board considered that a composite of Tweedy, Browne’s unhedged international separate accounts has exhibited both good absolute and relative performance since inception in July 1995. The composite’s annualized rate of return of 8.69% (after assumed fees and expenses) through March 31, 2016 significantly exceeded relevant indices on both a U.S. dollar hedged and non-hedged basis. In contrast, the MSCI EAFE Index returned 4.51% in U.S. dollars and

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

5.98% hedged to the U.S. dollar for the period (before any allowance for fees and expenses). It was noted that the unhedged international separate accounts participated strongly during positive market periods and that the composite’s relative results are significantly better for the down markets that occurred in 2000, 2001, 2002, 2008, 2011, and 2014. 2015 was the first year that the unhedged composite (and Global Value Fund II) underperformed during a down market.

D.	Advisory Fees and Total Expenses

The Board reviewed the advisory fees and total expenses of the Funds. In so doing, the Board reviewed several sets of information, including comparative fee and expense data for comparable funds and the costs associated with Tweedy, Browne’s management of non-fund accounts. It was noted that the Adviser has approximately 408 separate client relationships, including partnerships and offshore funds. The Board considered that the Adviser generally charges a standard fee rate of 1.50% for most fully-invested domestic, international and global separate account portfolios and 1.25% for fully-invested separate accounts in the global high dividend strategy, subject to (i) breakpoints in each of the domestic and global high dividend strategies and (ii) a 10% discount for eleemosynary accounts invested in any strategy. The Board noted in this regard that there is no charge on cash reserves. The Board also considered that the Adviser charges a standard fee rate of 1.25% for offshore funds. With respect to five notable account exceptions to the standard fee rates for which the Adviser charges a lower fee, the Board noted that four of these accounts are distinguishable from the Funds by the difference in the level of services required to manage and administer the accounts, and that these efficiencies are not available in the management of the Funds. In addition to these efficiencies, the Board further noted that the fifth account employs an investment strategy that is distinguishable and significantly less demanding than that employed in the management of other separately managed accounts and the Funds.

The Board considered the narrative discussion provided by Tweedy, Browne that examined the Funds’ portfolio turnover rates and brokerage commission data. The Board considered that the average World Stock Fund in the Morningstar database had a 57% annual portfolio turnover rate. The Board noted that the Global Value Fund’s portfolio turnover rate was 1% (resulting in 1 basis point of commission drag) and the Value Fund’s portfolio turnover rate was 7% (resulting in less than 1 basis point of commission drag) for the fiscal year ended March 31, 2016. The Board also noted that the High Dividend Yield Value Fund’s average annual portfolio turnover rate was 5% (resulting in 2 basis points of commission drag) and the Global Value Fund II’s average annual portfolio turnover rate was 14% (resulting in 2 basis points of commission drag) for the fiscal year ended March 31, 2016.

Turning its attention to comparative fund fee information, the Board noted at the outset that although the Funds pay higher investment advisory fees than certain other peer funds, the Funds’ overall expense ratios were competitive with peer funds and represented a good deal for investors in light of the Funds’ performance and investor services. In considering the comparative fee data provided by Tweedy, Browne, the Board noted that the Global Value Fund’s expense ratio has declined 21.7% from its expense ratio at inception of 1.75%. In particular, the Board also noted that the Global Value Fund’s total expense ratio of 1.37%, as of March 31, 2016, was 11 basis points higher than the average net expense ratio of the Morningstar Foreign Stock Funds category average, 1 basis point higher than last year, the same as in 2014 and 1 basis point lower than the 2013 fiscal year.

The Board considered the comparative fee data regarding the Global Value Fund II and noted that the Fund’s gross expense ratio of 1.38% before waivers is 12 basis points higher than the average net expense ratio of the Morningstar Foreign Stock Funds category average and 6 basis points higher than the average net expense ratio of a sampling of the Fund’s direct competitors based on data from Morningstar. The Board noted that since inception, Tweedy, Browne waived advisory fees of $311,402 to keep the Fund’s overall expense ratio in line with the expense ratio of the Global Value Fund. The waiver was terminated on December 31, 2014.

The Board considered the comparative fee data regarding the Value Fund and noted that the Value Fund’s expense ratio of 1.37%, as of March 31, 2016 was 9 basis points higher than the average expense ratio of the Morningstar World Stock Fund category average and 1 basis point higher than the average net expense ratio for a sampling of its perceived direct competitors based on data from Strategic Insight’s SIM database. The Board further noted that the total expense ratio for the Value Fund had declined 21.7% from its inception expense ratio of 1.75%.

The Board considered comparative fee data regarding the High Dividend Yield Value Fund and noted that the net total expense ratio of the Fund as of March 31, 2016 was 1.37%. The Board then noted that the 1.37% expense ratio for the High Dividend Yield Value Fund was 9 basis points higher than the average expense ratio of the Morningstar World Stock Funds category and 20 basis points higher than the average net expense ratio of a sampling of the Fund’s perceived direct competitors based on data from Morningstar.

E.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding Tweedy, Browne’s costs of providing services to the Funds, as well as the resulting level of profits to Tweedy, Browne. In so doing, the Board reviewed materials relating to Tweedy, Browne’s financial condition and reviewed the wide variety of services and intensive research performed for the Funds. The Board

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

also noted that Tweedy, Browne has a dedicated mutual fund department composed of six full time employees, many of whom also devote some of their time to legal and compliance matters for the Adviser. The Board further noted that most of the Adviser’s other employees work on Fund-related issues or projects on a regular basis. Pursuant to a Service Agreement approved annually by the Board, the Funds reimburse the Adviser for certain legal compliance, shareholder servicing and fund accounting services performed by three of these full time employees who are not officers or directors of the Company. The Board noted that the amount to be reimbursed, in 2016 approximately $475,000, is approved annually by the Board.

The Board considered materials regarding the profitability of Tweedy, Browne’s relationship with the Funds as a whole, and with each of the Funds separately. The Board examined the net profitability of Tweedy, Browne and its profit margins for each Fund for the fiscal year ended March 31, 2016. The Board noted that the amount of total assets under management by Tweedy, Browne as of March 31, 2016 was approximately $17.7 billion, of which approximately $9.9 billion represented the assets of the Funds.

The Board considered Tweedy, Browne’s research process and, in particular, Tweedy, Browne’s research with regard to non-U.S. securities. The Board considered Tweedy, Browne’s investment discipline for the Global Value Fund, Value Fund and Global Value Fund II with respect to smaller and medium market capitalization issues, and noted that the cost of research per dollar of assets under management for those Funds is likely higher than it would be for an investment adviser that invests in concentrated positions and/or only in larger market capitalization companies.

The Board considered whether economies of scale exist that may be shared with the Funds’ investors, given the Funds’ asset levels and expense structures. The Board recognized that economies of scale may be shared with the Funds in a number of ways, including, for example, through lower initial advisory fees or the imposition of advisory fee breakpoints. While the Board acknowledged that no fee breakpoints currently exist for the Funds, the Board considered Tweedy, Browne’s view that its investment discipline and extensive research process for broadly diversified groups of companies in approximately 29 different countries and in a variety of languages is likely not conducive to economies of scale that would be potentially realizable in the management of other large pools of capital invested exclusively in large market capitalization stocks. With respect to the High Dividend Yield Value Fund, which generally has a higher proportion of large market capitalization holdings in its portfolio (because smaller capitalization companies usually do not pay above-average dividends), the Board noted that Tweedy, Browne must still perform extensive research regarding companies that pay above-average dividends and that satisfy a different level of undervaluation than Tweedy, Browne requires for the other Funds. The Board considered that such research would therefore not be less intensive or less expensive than the research performed for the other three Funds. While the Board recognized that no changes to advisory fees, or breakpoints, were being proposed at this time, the Board noted that it would continue to evaluate whether the Funds’ asset levels and expense structures appropriately reflected economies of scale that could be shared with Fund investors.

After discussion, the Independent Directors concluded that Tweedy, Browne’s profitability from its relationship with the Funds is reasonable, fair and consistent with the anticipated results of an arm’s-length negotiation.

F.	Ancillary Benefits

Finally, the Board considered a variety of other benefits received by Tweedy, Browne as a result of its relationship with the Funds, including any benefits derived by Tweedy, Browne from soft dollar arrangements with broker-dealers. In particular, the Board considered materials concerning Tweedy, Browne’s brokerage allocation policies. The Board also reviewed Tweedy, Browne’s policies and procedures prohibiting the use of brokerage commissions to finance the distribution of fund shares.

G.	Conclusion

After taking into consideration a number of matters relating to Tweedy, Browne’s relationship with the Funds, the Independent Directors concluded that Tweedy, Browne was providing essential services and high quality personnel to the Funds, and that it is likely that Tweedy, Browne will continue to be in a position to do so for the long-term; the nature, extent and quality of the services provided by Tweedy, Browne have benefited and likely will continue to benefit the Funds and their shareholders; they were satisfied with each Fund’s performance, and Tweedy, Browne’s performance record in managing the Funds warranted the continuation of the Advisory Agreements; and Tweedy, Browne’s profitability from its client relationships, including its relationship with each of the Funds, is reasonable. Accordingly, the Independent Directors unanimously recommended that the Board approve the continuation of the Advisory Agreements at the present contractual rates.

TWEEDY, BROWNE FUND INC.

One Station Place, Stamford, CT 06902

800-432-4789

www.tweedy.com

TB-SA-0916

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date 11/16/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date 11/16/2016

By (Signature and Title)*	/s/ Roger R. de Bree
Roger R. de Bree, Treasurer
(principal financial officer)

Date 11/16/2016

* Print the name and title of each signing officer under his or her signature.